Notes to the consolidated statements of cash flows	12 Months Ended
Dec. 31, 2022
Notes to the consolidated statements of cash flows
Notes to the consolidated statements of cash flows

17. Notes to the consolidated statements of cash flows

Changes in liabilities arising from financing activities

								Foreign
	January 1,				New	Accrued	Paid	Exchange	December 31,
in thousands of EUR	2022	Cash flows	Reclassification	Disposals	Leases	interest	Interest	Movements	2022
Lease Liabilities (Note 4.2)	28,892	(6,439)	—	—	17,241	—	2,218	174	42,086
Total liabilities from financing activities	28,892	(6,439)	—	—	17,241	—	2,218	174	42,086

								Foreign
	January 1,				New	Accrued	Paid	Exchange	December 31,
in thousands of EUR	2021	Cash flows	Reclassification	Disposals	Leases	interest	Interest	Movements	2021
EIB loan (Note 13)	25,189	(25,000)	—	—	—	1,444	(1,633)	—	—
Lease Liabilities (Note 4. 2)	30,087	(4,913)	—	(943)	2,763	—	1,729	169	28,892
Total liabilities from financing activities	55,276	(29,913)	—	(943)	2,763	1,444	96	169	28,892